UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	9/30/2004

Date of reporting period:	9/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

ANNUAL REPORT

SEPTEMBER 30, 2004

CASH ACCUMULATION TRUST/

LIQUID ASSETS FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

November 15, 2004

We hope that you find the annual report for the Liquid Assets Fund informative and useful. As a Liquid Assets Fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Thank you for choosing this fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Liquid Assets Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. For the most recent month-end performance update call (800) 225-1852.

Fund Facts as of 9/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	1.77%	$1.00	45 Days	$472.9
iMoneyNet, Inc. Prime Retail Universe Average*	0.91%	N/A	43 Days	N/A

*iMoneyNet,	Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of September 28, 2004, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

2

Cash Accumulation Trust/Liquid Assets Fund	3

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. For the most recent month-end performance update call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 30, 2003, to September 28, 2004, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of September 30, 2004.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Investment Adviser’s Report

Prudential Investment Management, Inc.

Short-term interest rates in the United States finally turned higher

A period of historically low interest rates in the United States drew to a close during the Fund’s fiscal year that began October 1, 2003. Policymakers at the Federal Reserve (the Fed) increased short-term interest rates three times late in the reporting period in order to reduce the amount of monetary stimulus in the U.S. economy. The move toward higher interest rates helped boost yields on money-market funds.

During the reporting period, we maintained a diversified portfolio of high-quality, short-term debt securities of federal agencies, banks, and corporations that spanned the full range of money market maturities. By altering the mix of securities, our investment strategy allowed the Fund the flexibility to take advantage of attractive investment opportunities that emerged as short-term interest rates rose progressively higher. The Fund provided a competitive yield and its net asset value remained at $1 per share throughout its fiscal year.

Locking in yields before the change in U.S. monetary policy

For the first three months of the reporting period, the economy expanded at a brisk clip, but failed to produce many new jobs. Lackluster conditions in the job market suggested that the Fed’s rate-setting committee would probably leave short-term rates at low levels until 2004 to continue supporting the economic recovery. With monetary policy expected to remain on hold, it made sense to lock in yields on longer-term money market securities such as commercial paper that matured in three to six months. These purchases helped position the Fund’s weighted average maturity (WAM) longer than the average comparable portfolio. WAM, which is expressed in days, takes into account the maturity and quantity of each security held in a portfolio. In late December 2003, we also took advantage of attractive buying opportunities that occurred as typical year-end pressures in the money markets temporarily boosted yields on short-term debt securities.

Although the economy continued to grow rapidly in the first quarter of 2004, data released during those months indicated that conditions in the U.S. job market remained challenging. The situation changed abruptly, however. A report released in early April 2004 showed that the employment picture had finally begun to improve. Similar data followed in May and June 2004. The pick-up in hiring, along with higher inflation, suggested that Fed policymakers would soon begin to increase short-term rates, which drove yields on money market securities higher.

Enhancing portfolio flexibility at a key juncture in the money markets

Despite the initial rise in yields, we avoided investing in longer-term money market securities. Instead, we built up flexibility in the Fund by primarily purchasing

4

commercial paper and certificates of deposit (CDs) that matured in late June 2004, which was near the time when the federal funds rate—the rate banks charge each other for overnight loans—was increased from 1.00% to 1.25%. We used proceeds from the maturing securities to purchase commercial paper and CDs maturing in less than three months with yields that we believed fully reflected the prospects for further rate hikes. Indeed, Fed policymakers raised the federal funds rate from 1.25% to 1.50% in August 2004, and from 1.50% to 1.75% in September 2004.

Late in the reporting period, we invested in short-term discount notes of the Federal National Mortgage Association (Fannie Mae), a government-sponsored enterprise that buys mortgages and packages them into mortgage-backed securities that are sold to investors. Concern about accounting problems at Fannie Mae led investors to require higher yields on its debt securities. We believed the Fannie Mae discount notes provided attractive value relative to comparable corporate debt obligations.

Cash Accumulation Trust/Liquid Assets Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

6

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/Liquid Assets Fund	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000	$1,006	0.19%	$0.95
Hypothetical	$1,000	$1,024	0.19%	$0.96

* Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2004, and divided by the 366 days in the Fund’s current fiscal year (to reflect the six-month period).

Cash Accumulation Trust/Liquid Assets Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2004

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 0.9%
	Royal Bank of Canada, MTN
$4,000	1.72%, 10/11/04(a)	$4,000,000

Commercial Paper 52.0%
	Allianz Finance Corp.
15,678	1.60%, 10/1/04(d)	15,678,000
	Amsterdam Funding Corp.
11,000	1.81%, 11/15/04(d)	10,975,112
	Cafco LLC
21,300	1.81%, 11/16/04(d)	21,250,738
	Delaware Funding Corp.
5,986	1.78%, 11/4/04(d)	5,975,937
	Falcon Asset Securitization
10,763	1.80%, 10/22/04(d)	10,751,730
	HBOS Treasury Services PLC
2,500	1.88%, 12/9/04(d)	2,491,039
	Household Finance Corp.
10,000	1.79%, 11/10/04(d)	9,980,111
	Independence Funding LLC
5,000	1.79%, 10/25/04(d)	4,994,033
16,636	1.79%, 10/27/04(d)	16,614,494
	ING America Insurance Holdings, Inc.
8,000	1.75%, 12/3/04(d)	7,975,640
	Long Lane Master Trust IV
13,300	1.80%, 10/22/04(d)	13,286,035
	Market Street Funding Corp.
21,000	1.80%, 10/22/04(d)	20,978,011
	Morgan Stanley Dean Witter & Co.
12,000	1.79%, 11/3/04(d)	11,980,310
	New Center Asset Trust
22,000	1.82%, 11/16/04(d)	21,948,838
	Nordeutsche Landesbank
10,000	1.75%, 11/16/04(d)	9,977,767
	Old Line Funding Corp.
18,000	1.80%, 11/12/04(d)	17,962,200
	Preferred Receivables Funding Corp.
21,400	1.79%, 10/22/04(d)	21,377,655
	Spintab Swedmortgage AB
15,000	1.86%, 11/24/04(d)	14,958,375

See Notes to Financial Statements.

Cash Accumulated Trust/Liquid Assets Fund	9

Portfolio of Investments

as of September 30, 2004 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Thunder Bay Funding, Inc.
$6,736	1.91%, 12/20/04(d)	$6,707,559

		245,863,584

Other Corporate Obligations 16.9%
	American Express Credit Corp., MTN
3,000	1.75%, 11/5/04(a)	3,000,000
	Caterpillar Financial Services Corp., MTN
11,080	1.95%, 10/29/04(a)	11,090,711
	General Electric Capital Corp.
6,000	1.8375%, 10/12/04(a)	6,000,000
6,000	1.8675%, 10/18/04, MTN(a)	6,000,000
	Goldman Sachs Group, Inc. (cost $17,000,000; purchased 9/21/04)
17,000	2.03%, 12/15/04, (a)(c)	17,000,000
	Irish Life & Permanent PLC
5,000	1.82%, 10/21/04(a)	4,999,090
	Merrill Lynch & Co., Inc., MTN
10,000	1.90%, 10/12/04(a)	10,000,000
4,000	2.0675%, 10/14/04(a)	4,003,899
5,000	1.92%, 10/18/04(a)	5,004,977
	Metropolitan Life Insurance Co., (cost $4,000,000; purchased 9/30/04)
4,000	1.92%, 10/3/05(a)(c)	4,000,000
	Morgan Stanley,
9,000	1.88%, 10/15/04(a)	9,000,000

		80,098,677

U.S. Government Agencies 22.4%
	Federal Home Loan Bank
9,000	1.45%, 3/11/05	9,000,000
	Federal Home Loan Mortgage Corp.
9,000	1.52%, 12/24/04, MTN	9,000,000
11,661	1.89%, 12/20/04(d)	11,612,283
14,030	1.92%, 12/28/04(d)	13,964,496
	Federal National Mortgage Association
9,000	1.40%, 3/29/05, MTN	9,000,000
22,000	1.86%, 12/1/04(d)	21,931,036
22,000	1.87%, 12/6/04(d)	21,924,778
9,500	1.89%, 12/15/04(d)	9,462,792

		105,895,385

See Notes to Financial Statements.

10

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreement 9.1%
	Goldman, Sachs & Co., Inc.
$43,000	1.82%, dated 9/28/04, due 10/5/04 in the amount of $43,015,217 (cost $43,000,000; the value of the collateral including accrued interest was $43,860,000)(e)	$43,000,000

	Total Investments 101.3% (amortized cost $478,857,646(b))	478,857,646
	Liabilities in excess of other assets (1.3)%	(5,930,570)

	Net Assets 100%	$472,927,076

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Federal income tax basis is the same as for financial reporting purposes.
(c)	Private placement, restricted as to resale and does not have a readily available market, the aggregate cost of such securities is $21,000,000. The aggregate value of $21,000,000 is approximately 4.4% of net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by United States or federal agency obligations.

MTN—Medium Term Note.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2004 were as follows:

Asset Backed Securities	24.7%
Federal Credit Agencies	22.4
Commercial Banks	12.5
Security Brokers & Dealers	12.1
Repurchase Agreement	9.1
Mortgage Bankers	6.0
Life Insurance	5.2
Short-Term Business Credit	2.5
Oil & Gas Field Machine & Equipment	2.4
Personal Credit Institutions	2.1
Fire, Marine, Casualty Insurance	1.7
Financial Services	0.6

101.3
Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

Cash Accumulated Trust/Liquid Assets Fund	11

Statement of Assets and Liabilities

as of September 30, 2004

Assets
Investments, at amortized cost which approximates market value	$478,857,646
Cash	169
Receivable for Fund shares sold	12,909,154
Interest receivable	192,457
Prepaid expenses	1,590

Total assets	491,961,016

Liabilities
Payable for Fund shares reacquired	14,740,541
Payable for investments purchased	4,000,000
Dividends payable	153,632
Accrued expenses	134,596
Management fee payable	3,759
Deferred trustees’ fees	1,412

Total liabilities	19,033,940

Net Assets	$472,927,076

Net assets were comprised of:
Shares of beneficial interest, at $.00001 per value	$4,729
Paid-in capital, in excess of par	472,922,347

Net assets, September 30, 2004	$472,927,076

Net asset value, offering price and redemption price per share ($472,927,076 ÷ 472,927,076 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

12

Statement of Operations

Year Ended September 30, 2004

Net Investment Income
Income
Interest	$5,348,350

Expenses
Management fee	222,000
Transfer agent’s fees and expenses	392,000
Registration fees	163,000
Custodian’s fees and expenses	106,000
Legal fees and expenses	30,000
Audit fee	17,000
Reports to shareholders	17,000
Trustees’ fees	16,000
Miscellaneous	12,859

Total expenses	975,859

Net investment income	4,372,491

Realized Loss On Investments
Net realized loss on investments transactions	(831)

Net Increase In Net Assets Resulting From Operations	$4,371,660

See Notes to Financial Statements.

Cash Accumulated Trust/Liquid Assets Fund	13

Statement of Changes in Net Assets

	Year Ended September 30,
	2004	2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,372,491	$4,926,347
Net realized gain (loss) on investment transactions	(831)	5,601

Net increase in net assets resulting from operations	4,371,660	4,931,948

Dividends and distributions (Note 1)	(4,371,660)	(4,931,948)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	4,396,228,733	3,390,187,342
Net asset value of shares issued in reinvestment of dividends and distributions	4,064,137	4,931,327
Cost of shares reacquired	(4,346,539,874)	(3,487,962,007)

Net increase (decrease) in net assets from Fund share transactions	53,752,996	(92,843,338)

Total increase (decrease)	53,752,996	(92,843,338)

Net Assets
Beginning of year	419,174,080	512,017,418

End of year	$472,927,076	$419,174,080

See Notes to Financial Statements.

14

Notes to Financial Statements

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund and the Liquid Assets Fund (the ‘Fund’). These financial statements relate to the Liquid Assets Fund. The Financial Statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Cash Accumulated Trust/Liquid Assets Fund	15

Notes to Financial Statements

Cont’d

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in

16

providing services to the Fund, up to a maximum of ..39% of the average daily net assets. For the year ended September 30, 2004, the annualized management costs were .05% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (‘PMFS’), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. For the year ended September 30, 2004, the Fund incurred fees of approximately $376,300 for the services of PMFS. As of September 30, 2004, $31,300 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Distribution and tax Information

For the years ended September 30, 2004 and 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $4,371,660 and $4,931,948, respectively, was ordinary income for federal income tax purposes.

As of September 30, 2004, the accumulated undistributed earnings on a tax basis was $154,941 of ordinary income (includes a timing difference of $153,632 for dividends payable.

Cash Accumulated Trust/Liquid Assets Fund	17

Financial Highlights

Year Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.01
Dividends and distributions to shareholders	(.01)

Net asset value, end of year	$1.00

Total Return(a)	1.00%
Ratios/Supplemental Data:
Net assets, end of year (000)	$472,927
Average net assets (000)	$427,578
Ratios to average net assets:
Expenses	.23%
Net investment income	1.02%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

18

Year Ended September 30,
2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00

.01	.02	.05	.06
(.01)	(.02)	(.05)	(.06)

$1.00	$1.00	$1.00	$1.00

1.14%	2.04%	5.33%	6.15%

$419,174	$512,017	$556,572	$488,807
$434,433	$508,258	$486,816	$417,161

.28%	.23%	.21%	.24%
1.13%	1.99%	5.16%	6.03%

See Notes to Financial Statements.

Cash Accumulated Trust/Liquid Assets Fund	19

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Cash Accumulation Trust—Liquid Assets Fund:

We have audited the accompanying statement of assets and liabilities of the Cash Accumulation Trust—Liquid Assets Fund (one of the portfolios constituting Cash Accumulation Trust, hereafter referred to as the “Fund”), including the portfolio of investments, as of September 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ending September 30, 2003 and the financial highlights for the periods presented prior to the year ended September 30, 2004, were audited by another independent registered public accounting firm, whose report dated, November 17, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 19, 2004

20

Tax Information

(Unaudited)

As required by the Internal Revenue Code, we wish to advise you as to the federal tax status of dividends and distributions paid by the Fund during its fiscal year ended September 30, 2004, dividends paid from net investment income of $.01 per share are taxable as ordinary income.

We wish to advise you that the corporate dividends received deduction for the Fund is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 4.26% of the dividends paid by the Fund during the fiscal year ended September 30, 2004 qualify for each of these states’ tax exclusion.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

In January 2005, you will be advised on IRS Form 1099 DIV or substitute Form 1099, as to the federal tax status of the distributions received by you in calendar year 2004. The amounts that will be reported on such form 1099 DIV will be the amounts to use on your federal income tax return and will differ from the amounts which we must report for the Fund’s fiscal year ended September 30, 2004.

Additional Information

(Unaudited)

Commencing with the Fund’s next fiscal quarter-end (December 31, 2004), the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

Cash Accumulated Trust/Liquid Assets Fund	21

Management of the Trust

(Unaudited)

Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust, as defined in the Investment Company Act of 1940 Act (the 1940 Act), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” “Fund Complex”† consists of the Trust and any other investment companies managed by PI.

Independent Trustees(2)

David E.A. Carson (70), Trustee since 2003(3) Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Trustee since 1997(3) Oversees 100 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4) Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (65), Trustee since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (61), Trustee since 2003(3) Oversees 94 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

Robin B. Smith (65), Trustee since 1997(3) Oversees 99 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

22

Stephen D. Stoneburn (61), Trustee since 1997(3) Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

Clay T. Whitehead (65), Trustee since 1999(3) Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustees(1)

Judy A. Rice (56), President since 2003 and Trustee since 2000(3) Oversees 101 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (Prudential Securities); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

Robert F. Gunia (57), Vice President and Trustee since 1997(3) Oversees 175 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Cash Accumulation Trust/Liquid Assets Fund	23

Information pertaining to the Officers of the Trust who are not also Trustees is set forth below.

Officers(2)

William V. Healey (51), Chief Legal Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc., Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Vice President, Prudential (since November 1998); First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Lee D. Augsburger (45), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (46), Secretary since 2001(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of the Prudential Insurance Company of America; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.

24

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

(1)	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or “PIM”) or the Distributor (Prudential Investment Management Services LLC or PIMS).

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional information about the Trust’s Trustees is included in the Trust’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Cash Accumulation Trust/Liquid Assets Fund	25

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/Liquid Assets Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Cash Accumulation Trust/Liquid Assets Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

MF175E    IFS-A098334    Ed. 11/2004

ANNUAL REPORT

SEPTEMBER 30, 2004

CASH ACCUMULATION TRUST/

NATIONAL MONEY MARKET FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

November 15, 2004

We hope that you find the annual report for the National Money Market Fund informative and useful. As a National Money Market Fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Thank you for choosing this fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust/National Money Market Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the National Money Market Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. For the most recent month-end performance update call (800) 225-1852.

Fund Facts as of 9/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
National Money Market Fund	1.11%	$1.00	46 Days	$334.3
iMoneyNet, Inc. Prime Retail Universe Average*	0.91%	N/A	43 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of September 28, 2004, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

2

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. For the most recent month-end performance update call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the Cash Accumulation Trust/National Money Market Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 30, 2003, to September 28, 2004, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of September 30, 2004.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/National Money Market Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Short-term interest rates in the United States finally turned higher

A period of historically low interest rates in the United States drew to a close during the Fund’s fiscal year that began October 1, 2003. Policymakers at the Federal Reserve (the Fed) increased short-term interest rates three times late in the reporting period in order to reduce the amount of monetary stimulus in the U.S. economy. The move toward higher interest rates helped boost yields on money-market funds.

During the reporting period, we maintained a diversified portfolio of high-quality, short-term debt securities of federal agencies, banks, and corporations that spanned the full range of money market maturities. By altering the mix of securities, our investment strategy allowed the Fund the flexibility to take advantage of attractive investment opportunities that emerged as short-term interest rates rose progressively higher. The Fund provided a competitive yield and its net asset value remained at $1 per share throughout its fiscal year.

Locking in yields before the change in U.S. monetary policy

For the first three months of the reporting period, the economy expanded at a brisk clip, but failed to produce many new jobs. Lackluster conditions in the job market suggested that the Fed’s rate-setting committee would probably leave short-term rates at low levels until 2004 to continue supporting the economic recovery. With monetary policy expected to remain on hold, we took profits on short-term discount notes of the Federal Home Loan Mortgage Corp. (Freddie Mac), a U.S. government-sponsored enterprise that buys mortgages and repackages them into mortgage-backed securities that are sold to investors. We reinvested proceeds from the Freddie Mac discount notes into commercial paper and certificates of deposit (CDs) that matured in three to four months. These purchases helped position the Fund’s weighted average maturity (WAM) longer than the average comparable portfolio. WAM, which is expressed in days, takes into account the maturity and quantity of each security held in a portfolio.

Although the economy continued to grow rapidly in the first quarter of 2004, data released during those months indicated that conditions in the U.S. job market remained challenging. The situation changed abruptly, however. A report released in early April 2004 showed that the employment picture had finally begun to improve. Similar data followed in May and June 2004. The pick-up in hiring, along with higher inflation, suggested that Fed policymakers would soon begin to increase short-term rates, which drove yields on money market securities higher.

4

Enhancing portfolio flexibility at a key juncture in the money markets

Despite the initial rise in yields, we avoided investing in longer-term money market securities. Instead, we built up flexibility in the Fund by primarily purchasing commercial paper and certificates of deposit (CDs) that matured in late June 2004, which was near the time when the federal funds rate—the rate banks charge each other for overnight loans—was increased from 1.00% to 1.25%. We used proceeds from the maturing securities to purchase commercial paper and CDs maturing in less than three months with yields that we believed fully reflected the prospects for further rate hikes. Indeed, Fed policymakers raised the federal funds rate from 1.25% to 1.50% in August 2004, and from 1.50% to 1.75% in September 2004.

Late in the reporting period, we invested in short-term discount notes of the Federal National Mortgage Association (Fannie Mae), another government-sponsored enterprise that creates mortgage-backed securities. Concern about accounting problems at Fannie Mae led investors to require higher yields on the mortgage giant’s debt securities. We believed the Fannie Mae discount notes offered an attractive buying opportunity relative to comparable corporate debt obligations.

Cash Accumulation Trust/National Money Market Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

6

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/National Money Market Fund	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000	$1,003	0.66%	$3.30

Hypothetical	$1,000	$1,022	0.66%	$3.34

* Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2004, and divided by the 366 days in the Fund’s current fiscal year (to reflect the six-month period).

Cash Accumulation Trust/National Money Market Fund	7

Portfolio of Investments

as of September 30, 2004

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 6.6%
	Danske Corp.
$5,000	1.29%, 10/18/04	$4,999,977
	HSH Nordbank AG
7,000	1.585%, 10/1/04(a)	6,999,415
	Societe Generale North America
10,000	1.675%, 10/12/04(a)	9,999,324

		21,998,716

Commercial Paper 52.1%
	Allianz Finance Corp.
15,418	1.60%, 10/1/04(d)	15,418,000
	Amsterdam Funding Corp.
6,000	1.81%, 11/15/04(d)	5,986,425
	CAFCO LLC
10,000	1.81%, 11/10/04(d)	9,980,111
7,500	1.81%, 11/16/04(d)	7,482,654
	Falcon Asset Securitization
7,000	1.80%, 10/22/04(d)	6,992,670
	General Electric Capital Corp.
3,600	1.80%, 11/1/04	3,594,420
1,696	1.80%, 11/9/04	1,692,693
	Household Finance Corp.
10,000	1.79%, 11/10/04	9,980,111
	Independence Funding LLC
4,000	1.79%, 10/25/04	3,995,227
13,500	1.79%, 10/27/04	13,482,547
	Long Lane Master Trust IV
7,000	1.80%, 10/22/04(d)	6,992,650
	Market Street Funding Corp.
17,000	1.80%, 10/22/04(d)	16,982,200
	Morgan Stanley
8,000	1.79%, 11/3/04(d)	7,986,873
	New Center Asset Trust
17,500	1.82%, 11/16/04	17,459,303
	Nordeutsche Landesbank
16,900	1.75%, 11/16/04	16,862,426
	Old Line Funding Corp.
14,000	1.80%, 11/12/04	13,970,600
	Spintab Swedmortgage AB
15,284	1.86%, 11/24/04	15,241,587

		174,100,497

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	9

Portfolio of Investments

as of September 30, 2004 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 8.4%
	Goldman Sachs Group, Inc., MTN
$12,000	2.03%, 12/15/04(a)	$12,000,000
	Merrill Lynch & Co., Inc.
8,000	2.01%, 10/12/04(a)	8,000,000
	Morgan Stanley, MTN
8,000	1.99%, 10/15/04(a)	8,000,000

		28,000,000

U.S. Government Agency 24.2%
	Federal Home Loan Bank
9,000	1.45%, 3/11/05	9,000,000
11,000	1.35%, 4/15/05	11,000,000
	Federal Home Loan Mortgage Association
8,066	1.89%, 12/20/04(d)	8,032,302
8,000	1.92%, 12/28/04(d)	7,962,649
	Federal National Mortgage Association
19,000	1.86%, 12/1/04(d)	18,940,440
19,000	1.87%, 12/6/04(d)	18,935,036
7,000	1.89%, 12/15/04(d)	6,972,583

		80,843,010

Repurchase Agreement 10.4%
35,000	Goldman Sachs & Co. 1.82%, dated 9/28/04, due 10/5/04 in the amount of $35,012,386 (cost $35,000,000; the value of the collateral including accrued interest was $35,700,000)(c)	35,000,000

	Total Investments 101.7% (amortized cost $339,942,223)(b)	339,942,223
	Liabilities in excess of other assets (1.7%)	(5,652,825)

	Net Assets 100%	$334,289,398

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Federal income tax basis is the same as for financial reporting purposes.
(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d)	Rate quoted represents yield-to-maturity as of purchase date.

MTN—Medium Term Note.

See Notes to Financial Statements.

10

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2004 was as follows:

Federal Credit Agencies	24.2%
Commercial Banks	22.1
Asset Backed Securities	18.4
Security Broker/Dealer	10.8
Repurchase Agreement	10.4
Mortgage Bankers	6.6
Life Insurance	4.6
Personal Credit Institution	3.0
Short Term Business Credit	1.6

101.7
Liabilities in excess of other assets	(1.7)

100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	11

Statement of Assets and Liabilities

as of September 30, 2004

Assets
Investments, at amortized cost which approximates market value	$339,942,223
Cash	964
Receivable for Fund shares sold	5,254,011
Interest receivable	131,986
Prepaid expenses	77,938

Total assets	345,407,122

Liabilities
Payable for Fund shares reacquired	10,793,308
Management fee payable	110,589
Accrued expenses	109,138
Dividends payable	75,077
Distribution fee payable	28,356
Deferred trustees’ fees	1,256

Total liabilities	11,117,724

Net Assets	$334,289,398

Net assets were comprised of:
Shares of beneficial interest at par, at $.00001 par value	$3,343
Paid-in capital in excess of par	334,286,055

Net assets, September 30, 2004	$334,289,398

Net asset value, offering price and redemption price per share
($334,289,398 ÷ 334,289,398 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

12

Statement of Operations

Year Ended September 30, 2004

Net Investment Income
Income
Interest	$4,142,161

Expenses
Management fee	1,287,968
Distribution fee	330,248
Transfer agent’s fees and expenses	230,000
Registration fees	148,000
Custodian’s fees and expenses	103,000
Legal fees and expenses	30,000
Reports to shareholders	20,000
Audit fee	17,000
Trustees’ fees	15,000
Miscellaneous	11,767

Total expenses	2,192,983

Net investment income	1,949,178

Realized Loss On Investments
Net realized loss on investment transactions	(7,148)

Net Increase In Net Assets Resulting From Operations	$1,942,030

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	13

Statement of Changes in Net Assets

	Year Ended September 30, 2004	Year Ended September 30, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,949,178	$2,180,770
Net realized gain (loss) on investment transactions	(7,148)	7,492

Net increase in net assets resulting from operations	1,942,030	2,188,262

Dividends and distributions (Note 1)	(1,942,030)	(2,188,262)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	3,383,504,681	2,212,699,932
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	1,768,724	2,207,122
Cost of shares reacquired	(3,332,800,631)	(2,270,920,533)

Net increase (decrease) in net assets from Fund share transactions	52,472,774	(56,013,479)

Total increase (decrease)	52,472,774	(56,013,479)

Net Assets
Beginning of year	281,816,624	337,830,103

End of year	$334,289,398	$281,816,624

See Notes to Financial Statements.

14

Notes to Financial Statements

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund (the “Fund”) and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated

Cash Accumulation Trust/National Money Market Fund	15

Notes to Financial Statements

Cont’d

on the identified cost basis. The Fund amortizes premiums and accretes discounts on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Trust is treated as a separate taxpaying entity. It is the Fund‘s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund’s average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and .325% of the Fund‘s average daily net assets in excess of $2 billion.

16

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund‘s shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets, regardless of expenses actually incurred by PIM. The distribution fees are accrued daily and payable monthly.

PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust‘s transfer agent. During year ended September 30, 2004, the Fund incurred fees of approximately $219,000 for the services of PMFS. As of September 30, 2004, approximately $17,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Distribution and Tax Information

For the years ended September 30, 2004 and September 30, 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $1,942,030 and 2,188,262, respectively was ordinary income for federal income tax purposes.

As of September 30, 2004, the accumulated undistributed earnings on a tax basis was $82,225 of ordinary income (includes a timing difference of $75,077 for dividends payable). Lastly, the Fund will elect to treat net capital losses of approximately $7,100 incurred in the eleven month period ended September 30, 2004, as having been incurred in the next fiscal year.

Cash Accumulation Trust/National Money Market Fund	17

Financial Highlights

Year Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.01
Dividends and distributions to shareholders	(.01)

Net asset value, end of year	$1.00

Total Return(a)	0.57%
Ratios/Supplemental Data:
Net assets, end of year (000)	$334,289
Average net assets (000)	$330,248
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.66%
Expenses, excluding distribution and service (12b-1) fees	.56%
Net investment income	.59%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

18

Year Ended September 30,
2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00

.01	.02	.05	.06
(.01)	(.02)	(.05)	(.06)

$1.00	$1.00	$1.00	$1.00

0.74%	1.67%	4.9%	5.7%

$281,817	$337,830	$395,261	$381,836
$296,479	$350,387	$381,639	$393,073

.69%	.65%	.64%	.68%
.59%	.55%	.54%	.58%
.74%	1.62%	4.80%	5.55%

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	19

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Cash Accumulation Trust—National Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Cash Accumulation Trust—National Money Market Fund, including the portfolio of investments, as of September 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2003 and the financial highlights for the periods presented prior to the year ended September 30, 2004, were audited by other auditors, whose report dated, November 17, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund, as of September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 19, 2004

20

Important Notice for Certain Shareholders

(Unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state’s taxing authorities. Accordingly, 5.21% of the dividends paid by the Cash Accumulation Trust—National Money Market Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

Cash Accumulation Trust/National Money Market Fund	21

Management of the Trust

(Unaudited)

Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust, as defined in the Investment Company Act of 1940 Act (the 1940 Act), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” “Fund Complex”† consists of the Trust and any other investment companies managed by PI.

Independent Trustees(2)

David E.A. Carson (70), Trustee since 2003(3) Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Trustee since 1997(3) Oversees 100 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4) Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (65), Trustee since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (61), Trustee since 2003(3) Oversees 94 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

Robin B. Smith (65), Trustee since 1997(3) Oversees 99 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

22

Stephen D. Stoneburn (61), Trustee since 1997(3) Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

Clay T. Whitehead (65), Trustee since 1999(3) Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustees(1)

Judy A. Rice (56), President since 2003 and Trustee since 2000(3) Oversees 101 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (Prudential Securities); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

Robert F. Gunia (57), Vice President and Trustee since 1997(3) Oversees 175 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Trust who are not also Trustees is set forth below.

Officers(2)

William V. Healey (51), Chief Legal Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management

Cash Accumulation Trust/National Money Market Fund	23

Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc., Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Vice President, Prudential (since November 1998); First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Lee D. Augsburger (45), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (46), Secretary since 2001(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of the Prudential Insurance Company of America; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

(1)	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or “PIM”) or the Distributor (Prudential Investment Management Services LLC or PIMS).

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

24

Additional information about the Trust’s Trustees is included in the Trust’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Cash Accumulation Trust/National Money Market Fund	25

Additional Information

(Unaudited)

Commencing after September 30, 2004, the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

26

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX
CUSIP	147541106

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/National Money Market Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Cash Accumulation Trust/National Money Market Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX
CUSIP	147541106

MF178E    IFS-A098333    Ed. 11/2004

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended September 30, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $30,800 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended September 30, 2003, so no information for that fiscal year is provided.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the last fiscal year 2004 was $33,500. KPMG did not serve as the Registrant’s principal accountant during fiscal year 2003, so no information for that fiscal year is provided.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available at www.jennisondryden.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Cash Accumulation Trust, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Cash Accumulation Trust, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.